Income tax incurred and deferred: Temporal differences (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income tax incurred and deferred:
Undistributed utilities	$ 4,334,287	$ 4,911,412
Tax rate	30.00%	30.00%	30.00%
Deferred income tax liabilities unrecognized with the previous temporary differences	$ 1,300,286	$ 1,473,424